UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-5785

MFS INVESTMENT GRADE MUNICIPAL TRUST

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: November 30

Date of reporting period: May 31, 2013

ITEM 1.	REPORTS TO STOCKHOLDERS.

SEMIANNUAL REPORT

May 31, 2013

MFS® INVESTMENT GRADE MUNICIPAL TRUST

CXH-SEM

MFS® INVESTMENT GRADE MUNICIPAL TRUST

New York Stock Exchange Symbol: CXH

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholders:

With the year almost half over, the global economy continues to grind forward slowly, weighed down by various austerity measures. The U.S. economy remains a steadying force with resilient consumers, who took the payroll tax increase in stride and did not seem fazed by the sequestration’s early impact. The U.S. housing market recovery remains robust. With U.S. consumer sentiment rising to multi-year highs, the country’s economic outlook remains positive, except for an anticipated mid-year sequestration-related slowdown. However, market volatility has been heightened, with renewed expectations of a shift in U.S. Federal Reserve policy and a tapering of its monthly bond-buying program.

Japan has been another bright spot, with signs of a turnaround prompted by “Abenomics,” the stimulus policies of Prime

Minister Shinzo Abe. Consumer and business sentiment have risen, along with prospects for exporters, who gain as a devalued yen means less expensive products overseas and boosted sales. The Japanese stock market advanced more than 30% from January through May. However, doubts remain over whether Abenomics will succeed in lifting Japan out of its long-term deflationary slump. The major deterrent to global growth remains the eurozone’s chronic contraction, which has weighed on that 17-member region. China has seen its factory activity decelerate, which is worrisome news for the country’s trading partners.

As always, managing risk in the face of uncertainty remains a top priority for investors. At MFS®, our uniquely collaborative investment process employs integrated, global research and active risk management. Our global team of investment professionals shares ideas and evaluates opportunities across continents, investment disciplines and asset classes — all with a goal of building better insights, and ultimately better results, for our clients.

We are mindful of the many economic challenges investors face, and believe it is more important than ever to maintain a long-term view and employ time-tested principles, such as asset allocation and diversification. We remain confident that our unique approach can serve investors well as they work with their financial advisors to identify and pursue the most suitable opportunities.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management®

July 17, 2013

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

PORTFOLIO COMPOSITION

Portfolio structure at market value

Top five industries reflecting equivalent exposure of derivative positions (i)
Universities – Colleges	23.5%
Healthcare Revenue – Hospitals	22.5%
Water & Sewer Utility Revenue	11.3%
Transportation – Special Tax	7.3%
U.S. Treasury Securities (j)	(12.9)%

Portfolio structure reflecting equivalent exposure of derivative positions (i)(j)

Composition including fixed income credit quality (a)(i)
AAA	19.2%
AA	28.8%
A	38.7%
BBB	34.4%
BB	6.3%
B	4.6%
C (o)	0.0%
Not Rated (j)	(1.1)%
Cash & Other	(30.9)%

Portfolio facts (i)
Average Duration (d)	13.5
Average Effective Maturity (m)	18.9 yrs.

Portfolio Composition – continued

(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. Not Rated includes fixed income securities, including fixed income futures contracts, which have not been rated by any rating agency. Cash & Other includes cash, other assets less liabilities, offsets to derivative positions, and short-term securities. The fund may not hold all of these instruments. The fund is not rated by these agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.
(i)	For purposes of this presentation, the components include the market value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. The bond component will include any accrued interest amounts. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than market value. Where the fund holds convertible bonds, these are treated as part of the equity portion of the portfolio.
(j)	For the purpose of managing the fund’s duration, the fund holds short treasury futures with a bond equivalent exposure of (12.9)%, which reduce the fund’s interest rate exposure but not its credit exposure.
(m)	In determining an instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.
(o)	Less than 0.1%

From time to time “Cash & Other Net Assets” may be negative due to the aggregate liquidation value of variable rate municipal term preferred shares, timing of cash receipts, and/or equivalent exposure from any derivative holdings.

Percentages are based on net assets, including the value of auction rate preferred shares, as of 5/31/13.

The portfolio is actively managed and current holdings may be different.

PORTFOLIO MANAGERS’ PROFILES

Michael Dawson	—	Investment Officer of MFS; employed in the investment management area of MFS since 1998. Portfolio Manager of the Fund since June 2007.

Geoffrey Schechter	—	Investment Officer of MFS; employed in the investment management area of MFS since 1993. Portfolio Manager of the Fund since June 2007.

OTHER NOTES

The fund’s shares may trade at a discount or premium to net asset value. Shareholders do not have the right to cause the fund to repurchase their shares at net asset value. When fund shares trade at a premium, buyers pay more than the net asset value of underlying fund shares, and shares purchased at a premium would receive less than the amount paid for them in the event of the fund’s liquidation. As a result, the total return that is calculated based on the net asset value and New York Stock Exchange price can be different.

The fund’s monthly distributions may include a return of capital to shareholders to the extent that distributions are in excess of the fund’s net investment income and net capital gains, determined in accordance with federal income tax regulations. Distributions that are treated for federal income tax purposes as a return of capital will reduce each shareholder’s basis in his or her shares and, to the extent the return of capital exceeds such basis, will be treated as gain to the shareholder from a sale of shares. Returns of shareholder capital have the effect of reducing the fund’s assets and increasing the fund’s expense ratio.

In accordance with Section 23(c) of the Investment Company Act of 1940, the fund hereby gives notice that it may from time to time repurchase common and/or preferred shares of the fund in the open market at the option of the Board of Trustees and on such terms as the Trustees shall determine.

PORTFOLIO OF INVESTMENTS

5/31/13 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Municipal Bonds - 142.6%
Issuer	Shares/Par	Value ($)
Airport Revenue - 3.8%
Chicago, IL, O’Hare International Airport Rev., Third Lien, “A”, 5.625%, 2035	$650,000	$741,138
Dallas Fort Worth, TX, International Airport Rev., “D”, 5%, 2038	935,000	967,379
Houston, TX, Airport System Rev., “B”, 5%, 2026	160,000	182,787
Houston, TX, Airport System Rev., Subordinate Lien, “A”, 5%, 2031	140,000	151,113
Massachusetts Port Authority Rev., “A”, 5%, 2037	35,000	38,281
Miami-Dade County, FL, Aviation Rev., “A”, 5%, 2031	160,000	173,246
Port Authority of NY & NJ, Special Obligation Rev. (JFK International Air Terminal LLC), 6%, 2036	195,000	229,965
Port Authority of NY & NJ, Special Obligation Rev. (JFK International Air Terminal LLC), 6%, 2042	225,000	262,582
San Francisco, CA, City & County Airports Commission, International Airport Rev., “D”, 5%, 2025	1,000,000	1,158,100
San Jose, CA, Airport Rev., “A-2”, 5.25%, 2034	710,000	768,035

		$4,672,626
General Obligations - General Purpose - 3.8%
Chicago, IL, Greater Chicago Metropolitan Water Reclamation District, “C”, 5%, 2029	$855,000	$982,310
Commonwealth of Puerto Rico, Public Improvement, “A”, 5%, 2029	180,000	173,633
Las Vegas Valley, NV, Water District, “C”, 5%, 2029	755,000	859,832
Luzerne County, PA, AGM, 6.75%, 2023	370,000	428,338
New Orleans, LA, 5%, 2030	45,000	49,683
New Orleans, LA, 5%, 2031	65,000	70,840
State of California, 4%, 2026	725,000	766,289
State of California, 5.25%, 2028	270,000	314,005
State of California, 5.25%, 2030	645,000	743,595
State of Hawaii, “DZ”, 5%, 2031	180,000	208,703

		$4,597,228
General Obligations - Schools - 3.0%
Beverly Hills, CA, Unified School District (Election of 2008), Capital Appreciation, 0%, 2031	$130,000	$61,451
Beverly Hills, CA, Unified School District (Election of 2008), Capital Appreciation, 0%, 2032	235,000	105,400
Beverly Hills, CA, Unified School District (Election of 2008), Capital Appreciation, 0%, 2033	470,000	200,173
Clovis, CA, Unified School District (Election of 2004), Capital Appreciation, “A”, 0%, 2025	570,000	353,047

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
General Obligations - Schools - continued
Frenship, TX, Independent School District, AGM, 5%, 2033	$1,000,000	$1,060,060
Frisco, TX, Independent School District, School Building, “B”, PSF, 3%, 2042	210,000	176,408
Los Angeles, CA, Unified School District, “D”, 5%, 2034	95,000	107,273
Pomona, CA, Unified School District, “A”, NATL, 6.45%, 2022	1,000,000	1,243,930
West Contra Costa, CA, Unified School District, “B”, NATL, 6%, 2024	250,000	302,443

		$3,610,185
Healthcare Revenue - Hospitals - 22.3%
Brunswick, GA, Hospital Authority Rev. (Glynn-Brunswick Memorial Hospital), 5.625%, 2034	$165,000	$181,809
Butler County, OH, Hospital Facilities Rev. (UC Health), 5.75%, 2040	105,000	117,314
California Health Facilities Financing Authority Rev. (St. Joseph Health System), “A”, 5.75%, 2039	195,000	223,745
California Health Facilities Financing Authority Rev. (Sutter Health), “B”, 5.875%, 2031	535,000	628,545
California Statewide Communities Development Authority Rev. (Enloe Medical Center), CALHF, 5.75%, 2038	360,000	405,428
Cullman County, AL, Health Care Authority (Cullman Regional Medical Center), “A”, 6.75%, 2029	355,000	383,794
Harris County, TX, Cultural Education Facilities Finance Corp. Medical Facilities Rev. (Baylor College of Medicine), “D”, 5.625%, 2032	490,000	552,843
Harris County, TX, Health Facilities Development Corp., Hospital Rev. (Memorial Hermann Healthcare Systems), “B”, 7%, 2018 (c)	205,000	269,380
Harris County, TX, Health Facilities Development Corp., Hospital Rev. (Memorial Hermann Healthcare Systems), “B”, 7.25%, 2018 (c)	250,000	331,833
Health Care Authority for Baptist Health, AL, “D”, 5%, 2021	850,000	888,947
Illinois Finance Authority Rev. (Advocate Healthcare), 4%, 2047 (f)	275,000	253,872
Illinois Finance Authority Rev. (Ascension Healthcare), “A”, 5%, 2042	190,000	206,334
Illinois Finance Authority Rev. (Centegra Health System), 5%, 2038	330,000	345,642
Illinois Finance Authority Rev. (KishHealth Systems Obligated Group), 5.75%, 2028	380,000	418,456
Illinois Finance Authority Rev. (Provena Health), “A”, 7.75%, 2034	400,000	510,032
Illinois Finance Authority Rev. (Resurrection Health), 6.125%, 2025	460,000	531,760
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 6.875%, 2038	395,000	469,849
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), “A”, 5.5%, 2030	45,000	48,727
Indiana Health & Educational Facilities Finance Authority, Hospital Rev. (Community Foundation of Northwest Indiana), 5.5%, 2037	705,000	758,326
Indiana Health & Educational Financing Authority Rev. (Community Foundation of Northwest Indiana ), “A”, 6%, 2034	150,000	157,814

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Healthcare Revenue - Hospitals - continued
Jefferson Parish, LA, Hospital Service District No. 2 (East Jefferson General Hospital), 6.25%, 2031	$470,000	$532,961
Johnson City, TN, Health & Educational Facilities Board, Hospital Rev. (Mountain States Health Alliance), “A”, 5.5%, 2036	845,000	892,785
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Baptist Healthcare System), “A”, 5.375%, 2024	255,000	290,361
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Baptist Healthcare System), “A”, 5.625%, 2027	85,000	96,529
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6.375%, 2040	440,000	515,447
Lake County, OH, Hospital Facilities Rev. (Lake Hospital), “C”, 6%, 2043	265,000	287,549
Laramie County, WY, Hospital Rev. (Cheyenne Regional Medical Center Project), 5%, 2032	35,000	38,093
Laramie County, WY, Hospital Rev. (Cheyenne Regional Medical Center Project), 5%, 2037	85,000	90,650
Laramie County, WY, Hospital Rev. (Cheyenne Regional Medical Center Project), 5%, 2042	180,000	189,596
Louisiana Public Facilities Authority Hospital Rev. (Lake Charles Memorial Hospital), 6.375%, 2034	415,000	448,466
Louisville & Jefferson County, KY, Metropolitan Government Healthcare Systems Rev. (Norton Healthcare, Inc.), 5.25%, 2036	385,000	403,719
Lufkin, TX, Health Facilities Development Corp. Rev. (Memorial Health System), 5.5%, 2037	45,000	46,482
Maryland Health & Higher Educational Facilities Authority Rev. (Anne Arundel Health System, Inc.), “A”, 6.75%, 2039	175,000	213,131
Maryland Health & Higher Educational Facilities Authority Rev. (Mercy Medical Center), “A”, 5.5%, 2042	265,000	286,094
Massachusetts Health & Educational Facilities Authority Rev. (Milford-Whitinsville Regional), “C”, 5.75%, 2013	95,000	95,197
Massachusetts Health & Educational Facilities Authority Rev. (South Shore Hospital), “F”, 5.75%, 2029	370,000	370,511
Miami-Dade County, FL, Health Facilities Authority, Hospital Rev. (Variety Children’s Hospital), “A”, 6.125%, 2042	195,000	221,590
Michigan Finance Authority Rev. (Trinity Health Corp.), 5%, 2035	750,000	830,843
Monroe County, PA, Hospital Authority Rev. (Pocono Medical Center), “A”, 5%, 2032	45,000	48,035
Monroe County, PA, Hospital Authority Rev. (Pocono Medical Center), “A”, 5%, 2041	35,000	36,434
Muskingum County, OH, Hospital Facilities Rev. (Genesis Health System Obligated Group), 5%, 2033	85,000	85,774
Muskingum County, OH, Hospital Facilities Rev. (Genesis Health System Obligated Group), 5%, 2044	255,000	251,435

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Healthcare Revenue - Hospitals - continued
Muskingum County, OH, Hospital Facilities Rev. (Genesis Health System Obligated Group), 5%, 2048	$85,000	$82,541
Nassau County, NY, Local Economic Assistance Corp. Rev. (Winthrop-University Hospital Association Project), 5%, 2032	75,000	82,575
Nassau County, NY, Local Economic Assistance Corp. Rev. (Winthrop-University Hospital Association Project), 5%, 2037	140,000	150,339
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6%, 2027	445,000	513,855
New Hampshire Health & Education Facilities Authority Rev. (Memorial Hospital at Conway), 5.25%, 2036	300,000	302,553
New Jersey Health Care Facilities, Financing Authority Rev. (St. Peter’s University Hospital), 5.75%, 2037	415,000	449,018
New York Dormitory Authority Rev., Non-State Supported Debt (Bronx-Lebanon Hospital Center), LOC, 6.5%, 2030	165,000	192,476
New York Dormitory Authority Rev., Non-State Supported Debt (Bronx-Lebanon Hospital Center), LOC, 6.25%, 2035	100,000	113,583
Norfolk, VA, Economic Development Authority Health Care Facilities Rev. (Sentara Healthcare), “B”, 5%, 2043	145,000	158,527
Palomar Pomerado Health Care District, CA, COP, 6.75%, 2039	245,000	274,069
Rhode Island Health & Educational Building Corp. Rev., Hospital Financing (Lifespan Obligated Group), “A”, ASSD GTY, 7%, 2039	855,000	980,719
Richmond, IN, Hospital Authority Rev. (Reid Hospital & Health Center Services), “A”, 6.625%, 2039	525,000	591,812
Royal Oak, MI, Hospital Finance Authority Rev. (William Beaumont Hospital), 8.25%, 2039	230,000	290,159
Scioto County, OH, Hospital Facilities Rev. (Southern Ohio Medical Center), 5.75%, 2038	555,000	594,200
Shelby County, TN, Health, Educational & Housing Facilities Board Rev. (Methodist Le Bonheur Healthcare), 5%, 2042	180,000	195,052
Skagit County, WA, Public Hospital District No. 001 Rev. (Skagit Valley Hospital), 5.75%, 2032	535,000	567,255
South Dakota Health & Educational Facilities Authority Rev. (Avera Health), “A”, 5%, 2042	95,000	99,492
South Dakota Health & Educational Facilities Authority Rev. (Sanford), “E”, 5%, 2037	80,000	86,087
South Dakota Health & Educational Facilities Authority Rev. (Sanford), “E”, 5%, 2042	260,000	277,264
South Lake County, FL, Hospital District Rev. (South Lake Hospital), “A”, 6%, 2029	105,000	119,543
South Lake County, FL, Hospital District Rev. (South Lake Hospital), “A”, 6.25%, 2039	155,000	176,305
St. Paul, MN, Housing & Redevelopment Authority Healthcare Facilities Rev. (HealthPartners Obligated Group), 5.25%, 2023	325,000	351,855

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Healthcare Revenue - Hospitals - continued
Sullivan County, TN, Health, Educational & Housing Facilities Board Hospital Rev. (Wellmont Health Systems Project), “C”, 5.25%, 2026	$1,365,000	$1,456,878
Sullivan County, TN, Health, Educational & Housing Facilities Board Hospital Rev. (Wellmont Health Systems Project), “C”, 5.25%, 2036	135,000	142,846
Sumner County, TN, Health, Educational & Housing Facilities Board Rev. (Sumner Regional Health Systems, Inc.), “A”, 5.5%, 2046 (a)(d)	1,000,000	2,490
Tyler, TX, Health Facilities Development Corp. (East Texas Medical Center), “A”, 5.25%, 2032	265,000	282,434
Tyler, TX, Health Facilities Development Corp. (East Texas Medical Center), “A”, 5.375%, 2037	220,000	231,554
Tyler, TX, Health Facilities Development Corp. (Mother Frances Hospital), 5.5%, 2027	560,000	636,888
Upland, CA, COP (San Antonio Community Hospital), 6.5%, 2041	85,000	98,882
Washington Health Care Facilities Authority Rev. (Highline Medical Center), FHA, 6.25%, 2036	695,000	793,204
Washington Health Care Facilities Authority Rev. (Virginia Mason Medical Center), “A”, 6.25%, 2042	570,000	623,637
West Virginia Hospital Finance Authority, Hospital Rev. (Thomas Health System), 6.5%, 2038	285,000	295,576
Wisconsin Health & Educational Facilities Authority Rev. (Aurora Health Care, Inc.), 6.4%, 2033	175,000	175,492
Wisconsin Health & Educational Facilities Authority Rev. (Aurora Health Care, Inc.), “A”, 5%, 2026	185,000	205,961
Wisconsin Health & Educational Facilities Authority Rev. (Aurora Health Care, Inc.), “A”, 5%, 2028	55,000	59,728
Wisconsin Health & Educational Facilities Authority Rev. (Fort Healthcare, Inc. Project), 5.375%, 2018	385,000	399,145
Wisconsin Health & Educational Facilities Authority Rev. (ProHealth Care, Inc. Obligated Group), 6.625%, 2032	195,000	203,736
Wisconsin Health & Educational Facilities Authority Rev. (ProHealth Care, Inc. Obligated Group), 6.625%, 2039	100,000	114,833
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Services), 5.25%, 2034	695,000	740,078
Wood County, OH, Hospital Facilities Rev. (Wood County Hospital Project), 5%, 2037	125,000	130,865
Wood County, OH, Hospital Facilities Rev. (Wood County Hospital Project), 5%, 2042	125,000	130,470

		$27,330,108

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Healthcare Revenue - Long Term Care - 6.7%
Abilene, TX, Health Facilities Development Corp., Retirement Facilities Rev. (Sears Methodist Centers, Inc.), “A”, 7%, 2013 (c)	$64,000	$66,599
Bucks County, PA, Industrial Development Authority Retirement Community Rev. (Ann’s Choice, Inc.), “A”, 6.125%, 2025	500,000	507,870
California Statewide Communities Development Authority Rev. (Episcopal Communities & Services for Seniors Obligated Group), 5%, 2027	15,000	16,449
California Statewide Communities Development Authority Rev. (Episcopal Communities & Services for Seniors Obligated Group), 5%, 2032	20,000	21,616
California Statewide Communities Development Authority Rev. (Episcopal Communities & Services for Seniors Obligated Group), 5%, 2042	45,000	48,041
Chartiers Valley, PA, Industrial & Commercial Development Authority Rev. (Friendship Village South), “A”, 5.25%, 2013	500,000	503,790
Chester County, PA, Industrial Development Authority Rev. (RHA Nursing Home), 8.5%, 2032	670,000	648,265
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries), 6.125%, 2029	570,000	634,758
Fulton County, GA, Residential Care Facilities, Elderly Authority Rev. (Canterbury Court), “A”, 6.125%, 2034	250,000	254,170
Hawaii Department of Budget & Finance, Special Purpose Rev. (15 Craigside Project), “A”, 9%, 2044	115,000	136,313
Illinois Finance Authority Rev. (Franciscan Communities, Inc.), “A”, 4.75%, 2033	160,000	158,368
Illinois Finance Authority Rev. (Franciscan Communities, Inc.), “A”, 5.125%, 2043	125,000	127,189
Illinois Finance Authority Rev. (Smith Village), “A”, 6.25%, 2035	500,000	517,935
Illinois Health Facilities Authority Rev. (Smith Crossing), “A”, 7%, 2032	250,000	255,818
La Verne, CA, COP (Brethren Hillcrest Homes), “B”, 6.625%, 2025	330,000	333,851
Maryland Health & Higher Educational Facilities Authority Rev. (Charlestown Community), 6.25%, 2041	190,000	216,355
Massachusetts Development Finance Agency Rev. (Loomis Communities, Inc.), “A”, 5.625%, 2015	65,000	65,079
Montgomery County, PA, Industrial Development Authority Rev. (Whitemarsh Continuing Care), 6.125%, 2028	200,000	202,976
Montgomery County, PA, Industrial Development Authority Rev. (Whitemarsh Continuing Care), 6.25%, 2035	300,000	304,104
New Jersey Economic Development Authority Rev. (Lions Gate), “A”, 5.75%, 2025	310,000	314,396
New Jersey Economic Development Authority Rev. (Lions Gate), “A”, 5.875%, 2037	100,000	100,567

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Healthcare Revenue - Long Term Care - continued
Pell City, AL, Special Care Facilities, Financing Authority Rev. (Noland Health Services, Inc.), 5%, 2039	$140,000	$149,267
Red River, TX, Health Facilities Development Corp., Retirement Facilities Rev. (Sears Methodist Retirement System, Inc.), “A”, 6.05%, 2046	366,000	359,796
Red River, TX, Health Facilities Development Corp., Retirement Facilities Rev. (Sears Methodist Retirement System, Inc.), “C”, 6.25%, 2053	32,000	31,444
Red River, TX, Health Facilities Development Corp., Retirement Facilities Rev. (Sears Methodist Retirement System, Inc.), “D”, 6.05%, 2046	64,000	62,915
Shelby County, TN, Health, Educational & Housing Facilities Board Rev. (Germantown Village), “A”, 7.25%, 2013 (c)	85,000	87,832
St. John’s County, FL, Industrial Development Authority Rev. (Presbyterian Retirement), “A”, 6%, 2045	400,000	451,188
Suffolk County, NY, Industrial Development Agency, Civic Facilities Rev. (Gurwin Jewish Phase II), 6.7%, 2039	475,000	488,951
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility (Air Force Village Foundation, Inc.), 6.125%, 2029	40,000	44,617
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility (Air Force Village Foundation, Inc.), 6.375%, 2044	315,000	345,684
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility (Stayton at Museum Way), 8.25%, 2044	500,000	571,990
Westchester County, NY, Local Development Corp. Rev. (Kendal on Hudson Project), 4%, 2023	195,000	203,192

		$8,231,385
Human Services - 0.2%
Massachusetts Development Finance Agency Rev. (Evergreen Center, Inc.), 5%, 2024	$250,000	$252,890

Industrial Revenue - Airlines - 0.3%
Clayton County, GA, Development Authority Special Facilities Rev. (Delta Airlines, Inc.), “A”, 8.75%, 2029	$125,000	$156,981
Clayton County, GA, Development Authority Special Facilities Rev. (Delta Airlines, Inc.), “B”, 9%, 2035	95,000	105,730
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), 4.875%, 2019	140,000	144,068

		$406,779
Industrial Revenue - Chemicals - 0.5%
Brazos River, TX, Harbor Navigation District (Dow Chemical Co.), “B-2”, 4.95%, 2033	$590,000	$636,091

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Industrial Revenue - Environmental Services - 1.2%
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (Republic Services, Inc.), “B”, 5.25%, 2023 (b)	$135,000	$152,693
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (Waste Management, Inc.), “A”, 5%, 2022	305,000	334,189
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (Waste Management, Inc.), “C”, 5.125%, 2023	335,000	362,818
Massachusetts Development Finance Agency, Resource Recovery Rev. (Covanta Energy Project), “A”, 4.875%, 2027	50,000	51,404
Massachusetts Development Finance Agency, Resource Recovery Rev. (Covanta Energy Project), “C”, 5.25%, 2042	175,000	180,185
Niagara County, NY, Industrial Development Agency, Solid Waste Disposal Rev. (Covanta Energy Project), “A”, 5.25%, 2042	175,000	179,510
Vermont Economic Development Authority, Solid Waste Disposal Rev. (Casella Waste Systems, Inc.), 4.75%, 2036 (b)	195,000	194,821

		$1,455,620
Industrial Revenue - Other - 3.3%
California Statewide Communities Development Authority Facilities (Microgy Holdings Project), 9%, 2038 (a)(d)	$25,246	$252
Gulf Coast, TX, Industrial Development Authority Rev. (CITGO Petroleum Corp.), 8%, 2028	250,000	250,268
Houston, TX, Industrial Development Corp. (United Parcel Service, Inc.), 6%, 2023	310,000	309,718
Iowa Finance Authority Midwestern Disaster Area Rev. (Iowa Fertilizer Co.), 5%, 2019	60,000	61,842
Iowa Finance Authority Midwestern Disaster Area Rev. (Iowa Fertilizer Co.), 5.5%, 2022	115,000	120,083
Iowa Finance Authority Midwestern Disaster Area Rev. (Iowa Fertilizer Co.), 5.25%, 2025	115,000	118,460
Liberty, NY, Development Corp. Rev. (Goldman Sachs Headquarters), 5.25%, 2035	1,000,000	1,157,440
Michigan Strategic Fund Ltd. Obligation Rev. (Michigan Sugar Co., Carrollton), 6.55%, 2025	250,000	236,013
New Jersey Economic Development Authority Rev. (GMT Realty LLC), “B”, 6.875%, 2037	500,000	505,280
Toledo Lucas County, OH, Authority Port Rev., Facilities (CSX, Inc. Project), 6.45%, 2021	1,000,000	1,272,570

		$4,031,926

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Industrial Revenue - Paper - 0.8%
Escambia County, FL, Environmental Improvement Rev. (International Paper Co.), “A”, 5.75%, 2027	$250,000	$254,245
Phenix City, AL, Industrial Development Board Environmental Improvement Rev. (MeadWestvaco Coated Board Project), “A”, 4.125%, 2035	145,000	136,116
Rockdale County, GA, Development Authority Project Rev. (Visy Paper Project), “A”, 6.125%, 2034	320,000	333,008
Sabine River, LA, Water Facilities Authority Rev. (International Paper Co.), 6.2%, 2025	310,000	311,293

		$1,034,662
Miscellaneous Revenue - Entertainment & Tourism - 1.0%
Brooklyn, NY, Arena Local Development Corp. (Barclays Center Project), 6%, 2030	$200,000	$236,916
Brooklyn, NY, Arena Local Development Corp. (Barclays Center Project), 6.25%, 2040	130,000	152,690
Cow Creek Band of Umpqua Tribe of Indians, OR, “C”, 5.625%, 2026 (n)	350,000	338,916
Louisiana Stadium & Exposition District Rev., “A”, 5%, 2031	45,000	49,920
Louisiana Stadium & Exposition District Rev., “A”, 5%, 2036	135,000	147,385
Seminole Tribe, FL, Special Obligation Rev., “A”, 5.75%, 2022 (n)	250,000	275,955

		$1,201,782
Miscellaneous Revenue - Other - 4.0%
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, SYNCORA, 5.25%, 2017	$95,000	$104,694
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, SYNCORA, 5.25%, 2019	190,000	208,633
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, SYNCORA, 5.25%, 2020	155,000	169,644
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, SYNCORA, 5.25%, 2024	90,000	97,317
Cleveland-Cuyahoga County, OH, Port Authority Rev., 7%, 2040	95,000	105,539
Dallas, TX, Civic Center Convention Complex Rev., ASSD GTY, 5.25%, 2034	465,000	510,212
Florida Citizens Property Insurance Corp., “A-1”, 5%, 2019	50,000	58,550
Florida Citizens Property Insurance Corp., “A-1”, 5%, 2020	250,000	292,820
Massachusetts Port Authority Facilities Rev. (Conrac Project), “A”, 5.125%, 2041	40,000	43,828
Miami-Dade County, FL, Special Obligation, “B”, 5%, 2035	180,000	195,487
Miami-Dade County, FL, Special Obligation, “B”, 5%, 2037	415,000	447,677
New Orleans, LA, Aviation Board Gulf Opportunity Zone CFC Rev. (Consolidated Rental Car), “A”, 6.25%, 2030	185,000	217,608

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Miscellaneous Revenue - Other - continued
New York Liberty Development Corp., Liberty Rev. (One Bryant Park LLC), 6.375%, 2049	$435,000	$508,780
New York Liberty Development Corp., Liberty Rev. (World Trade Center Project), 5%, 2031	200,000	222,538
New York Liberty Development Corp., Liberty Rev. (World Trade Center Project), 5%, 2044	500,000	535,520
Oklahoma Industries Authority Rev. (Oklahoma Medical Research Foundation Project), 5.5%, 2029	600,000	668,286
Summit County, OH, Port Authority Building Rev. (Flats East Development Recovery Zone Facility Bonds), 6.875%, 2040	35,000	38,880
Summit County, OH, Port Authority Building Rev. (Seville Project), “A”, 5.1%, 2025	395,000	395,952
V Lakes Utility District, MS, Water Systems Rev., 7%, 2037	85,000	85,047

		$4,907,012
Multi-Family Housing Revenue - 3.5%
Broward County, FL, Housing Finance Authority Rev. (Chaves Lakes Apartments Ltd.), “A”, 7.5%, 2040	$500,000	$500,435
Capital Trust Agency, FL, Housing Rev. (Atlantic Housing Foundation), “B”, 7%, 2032 (d)(q)	340,000	154,312
Centerline Capital Group, Inc., FHLMC, 6.3%, 2019 (n)	500,000	577,805
District of Columbia Housing Finance Agency (Henson Ridge), “E”, FHA, 5.1%, 2037	500,000	511,575
Durham, NC, Durham Housing Authority Rev. (Magnolia Pointe Apartments), 5.65%, 2038	362,089	348,692
MuniMae TE Bond Subsidiary LLC, 5.5%, 2049 (b)(z)	1,000,000	870,100
Resolution Trust Corp., Pass-Through Certificates, “1993”, 8.5%, 2016 (z)	227,741	226,324
Tacoma, WA, Housing Authority Multi-Family Rev. (Redwood/Juniper, Pine Tree Harbor, & Conifer South), GNMA, 5.05%, 2037	1,040,000	1,059,958

		$4,249,201
Parking - 0.3%
Boston, MA, Metropolitan Transit Parking Corp., Systemwide Parking Rev., 5.25%, 2036	$285,000	$320,443

Port Revenue - 0.1%
Maryland Economic Development Corp. Rev. (Port America Chesapeake Terminal Project), “B”, 5.75%, 2035	$150,000	$169,385

Sales & Excise Tax Revenue - 7.1%
Bolingbrook, IL, Sales Tax Rev., 6.25%, 2024	$250,000	$180,265
Chicago, IL, Transit Authority Sales Tax Receipts Rev., 5.25%, 2029	155,000	177,960

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Sales & Excise Tax Revenue - continued
Chicago, IL, Transit Authority Sales Tax Receipts Rev., 5.25%, 2030	$310,000	$354,435
Chicago, IL, Transit Authority Sales Tax Receipts Rev., 5.25%, 2031	60,000	68,315
Chicago, IL, Transit Authority Sales Tax Receipts Rev., 5.25%, 2040	410,000	456,248
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6.5%, 2030	560,000	677,074
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6%, 2034	480,000	556,584
Colorado Regional Transportation District, Sales Tax Rev. (Fastracks Project), “A”, 5%, 2027	610,000	718,074
Massachusetts Bay Transportation Authority, Sales Tax Rev., “A-1”, 5.25%, 2029	350,000	438,592
Massachusetts School Building Authority, Dedicated Sales Tax Rev., “B”, 5%, 2032	720,000	822,334
Massachusetts School Building Authority, Dedicated Sales Tax Rev., “B”, 5%, 2035	1,025,000	1,158,568
Miami-Dade County, FL, Transit Sales Surtax Rev., 5%, 2037	255,000	281,999
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A-1”, 5.25%, 2043	1,250,000	1,291,775
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Convertible Capital Appreciation, “A”, 0% to 2016, 6.75% to 2032	375,000	388,073
Tampa Bay, FL, Sports Authority Rev. (Tampa Bay Arena), NATL, 5.75%, 2025	1,000,000	1,121,660

		$8,691,956
Single Family Housing - Local - 0.5%
Minneapolis & St. Paul, MN, Housing Authority Rev. (City Living), “A-2”, GNMA, 5%, 2038	$116,281	$117,976
Pittsburgh, PA, Urban Redevelopment Authority Rev., “C”, GNMA, 4.8%, 2028	460,000	467,346

		$585,322
Single Family Housing - State - 1.6%
California Housing Finance Agency Rev. (Home Mortgage), “G”, 4.95%, 2023	$430,000	$437,882
California Housing Finance Agency Rev. (Home Mortgage), “G”, 5.5%, 2042	185,000	192,378
Colorado Housing & Finance Authority, “A”, 5.5%, 2029	740,000	752,351
Maine Housing Authority Mortgage, “A-2”, 4.95%, 2027	115,000	115,713
Montana Board Housing (Single Family Mortgage), “A”, 5%, 2036	475,000	477,451

		$1,975,775

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Solid Waste Revenue - 0.2%
Delaware County, PA, Industrial Development Authority Rev. (American Ref-Fuel), “A”, 6.1%, 2013	$230,000	$230,357
Pennsylvania Economic Development Financing Authority, Sewer Sludge Disposal Rev. (Philadelphia Biosolids Facility), 6.25%, 2032	55,000	63,183

		$293,540
State & Agency - Other - 0.1%
Commonwealth of Puerto Rico (Mepsi Campus), “A”, 6.5%, 2037	$100,000	$103,403

State & Local Agencies - 4.5%
Alabama Incentives Financing Authority Special Obligation, “A”, 5%, 2037	$125,000	$137,509
Berkeley County, SC, School District Installment Lease (Securing Assets for Education), 5%, 2028	500,000	508,885
Commonwealth of Pennsylvania, State Public School Building Authority Lease Rev. (School District of Philadelphia Project), 5%, 2028	140,000	150,853
Commonwealth of Pennsylvania, State Public School Building Authority Lease Rev. (School District of Philadelphia Project), 5%, 2030	70,000	74,727
Commonwealth of Pennsylvania, State Public School Building Authority Lease Rev. (School District of Philadelphia Project), 5%, 2031	50,000	53,148
Commonwealth of Pennsylvania, State Public School Building Authority Lease Rev. (School District of Philadelphia Project), 5%, 2032	15,000	15,876
Dorchester County, SC, School District No. 2, Growth Remedy Opportunity Tax Hike, 5.25%, 2029	250,000	268,098
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Enhanced, “A”, 5%, 2030	85,000	94,533
Lancaster, SC, Educational Assistance Program, Inc., School District Lancaster County Project, 5%, 2026	550,000	588,203
Laurens County, SC, School District No. 55, Installment Purchase Rev., 5.25%, 2030	350,000	370,909
Metropolitan Government of Nashville & Davidson County, TN, Health & Educational Facilities Board Rev. (Meharry Medical College), AMBAC, 6%, 2016	1,575,000	1,708,072
Mississippi Development Bank Special Obligation (Marshall County Industrial Development Authority Mississippi Highway Construction Project), 5%, 2028	105,000	119,999
Newberry, SC, Investing in Children’s Education (Newberry County School District Program), 5%, 2030	350,000	370,899
Philadelphia, PA, Municipal Authority Rev., 6.5%, 2034	105,000	120,627

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
State & Local Agencies - continued
Puerto Rico Public Finance Corp., Commonwealth Appropriations, “B”, 6%, 2026	$205,000	$213,696
Riverside, MO, Tax Increment Rev. (L-385 Levee Project), 5.25%, 2020	500,000	515,420
St. Louis, MO, Industrial Development Authority Leasehold Rev. (Convention Center Hotel), Capital Appreciation, AMBAC, 0%, 2018	300,000	252,261

		$5,563,715
Student Loan Revenue - 0.9%
Iowa Student Loan Liquidity Corp., “A-2”, 5.5%, 2025	$160,000	$178,509
Iowa Student Loan Liquidity Corp., “A-2”, 5.6%, 2026	165,000	183,916
Iowa Student Loan Liquidity Corp., “A-2”, 5.7%, 2027	15,000	16,442
Iowa Student Loan Liquidity Corp., “A-2”, 5.75%, 2028	290,000	323,077
Massachusetts Educational Financing Authority, Education Loan Rev., “H”, ASSD GTY, 6.35%, 2030	320,000	348,202

		$1,050,146
Tax - Other - 1.0%
Dallas County, TX, Flood Control District, 7.25%, 2032	$500,000	$500,960
Hudson Yards, NY, Infrastructure Corp. Rev., “A”, 5.75%, 2047	350,000	400,162
New Jersey Economic Development Authority Rev., 5%, 2025	70,000	78,124
New Jersey Economic Development Authority Rev., 5%, 2026	35,000	38,748
New Jersey Economic Development Authority Rev., 5%, 2028	15,000	16,413
New Jersey Economic Development Authority Rev., 5%, 2029	15,000	16,329
Virgin Islands Public Finance Authority Rev. (Diageo Project), “A”, 6.75%, 2037	160,000	181,486

		$1,232,222
Tax Assessment - 2.6%
Atlanta, GA, Tax Allocation (Eastside Project), “A”, 5.625%, 2016	$125,000	$137,451
Celebration Community Development District, FL, “A”, 6.4%, 2034	205,000	207,224
Chicago, IL, Tax Increment Allocation (Pilsen Redevelopment), “B”, 6.75%, 2022	610,000	630,429
Du Page County, IL, Special Service Area (Monarch Landing Project), 5.4%, 2016	112,000	117,028
Heritage Harbour North Community Development District, FL, Capital Improvement Rev., 6.375%, 2038	130,000	129,428
Huntington Beach, CA, Community Facilities District, Special Tax (Grand Coast Resort), “2000-1”, 6.45%, 2031	300,000	300,816
Lincolnshire, IL, Special Service Area No. 1 (Sedgebrook Project), 6.25%, 2034	202,000	208,407
Plano, IL, Special Service Area No. 4 (Lakewood Springs Project Unit 5-B), 6%, 2035	703,000	716,111
Seven Oaks, FL, Community Development District II Special Assessment Rev., “A”, 5.875%, 2035	425,000	328,368

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Tax Assessment - continued
West Villages Improvement District, FL, Special Assessment Rev. (Unit of Development No. 3), 5.5%, 2037 (a)(d)	$470,000	$282,000
Westridge, FL, Community Development District, Capital Improvement Rev., 5.8%, 2037 (a)(d)	480,000	182,400

		$3,239,662
Tobacco - 5.8%
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.125%, 2024	$1,780,000	$1,664,122
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A-1”, 5.75%, 2047	425,000	397,452
Illinois Railsplitter Tobacco Settlement Authority, 5.5%, 2023	150,000	180,119
Illinois Railsplitter Tobacco Settlement Authority, 6%, 2028	1,145,000	1,380,183
Louisiana Tobacco Settlement Authority Rev., “2001-B”, 5.875%, 2039	300,000	301,299
New Jersey Tobacco Settlement Financing Corp., “1-A”, 4.5%, 2023	1,215,000	1,207,273
New Jersey Tobacco Settlement Financing Corp., “1-A”, 5%, 2041	1,610,000	1,418,619
Suffolk, NY, Tobacco Asset Securitization Corp., Tobacco Settlement, “B”, 5.25%, 2037	65,000	69,514
Washington Tobacco Settlement Authority Rev., 6.625%, 2032	460,000	468,202

		$7,086,783
Toll Roads - 4.9%
Chesapeake, VA, Toll Road Rev. (Transportation System), “A”, 5%, 2047	$95,000	$99,600
Chesapeake, VA, Toll Road Rev. (Transportation System), Convertible Capital Appreciation, “B”, 0%, 2032	105,000	62,264
Chesapeake, VA, Toll Road Rev. (Transportation System), Convertible Capital Appreciation, “B”, 0%, 2040	125,000	71,266
Mid-Bay Bridge Authority, FL, Springing Lien Rev., “A”, 7.25%, 2040	175,000	222,014
North Texas Tollway Authority Rev., 6%, 2038	620,000	718,282
North Texas Tollway Authority Rev. (Special Projects System), “D”, 5%, 2031	1,000,000	1,140,290
San Joaquin Hills, CA, Transportation Corridor Agency, Toll Road Rev., Capital Appreciation, “A”, NATL, 0%, 2015	2,000,000	1,898,480
Triborough Bridge & Tunnel Authority Rev., NY, “A”, 5%, 2025	235,000	277,293
Triborough Bridge & Tunnel Authority Rev., NY, Capital Appreciation, “A”, 0%, 2029	1,125,000	591,289
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 5.25%, 2032	105,000	112,343
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 6%, 2037	435,000	483,489
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 5.5%, 2042	275,000	293,598

		$5,970,208

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Transportation - Special Tax - 7.2%
Arizona Transportation Board Highway Rev., “B”, 5%, 2031	$1,000,000	$1,136,250
Kentucky Turnpike Authority, Economic Development Rev., “A”, 5%, 2030	1,000,000	1,143,190
New Jersey Transportation Trust Fund Authority, “AA”, 4%, 2031	1,080,000	1,085,692
North Carolina Turnpike Authority, Monroe Connector System State Appropriation Rev., 5%, 2036	2,000,000	2,236,160
Regional Transportation Authority, IL, “C”, FGIC, 7.75%, 2020	1,000,000	1,205,060
State of Connecticut, Special Tax Obligation Rev., “A”, 5%, 2028	405,000	473,234
State of Connecticut, Special Tax Obligation Rev., “A”, 5%, 2029	405,000	470,906
State of Connecticut, Special Tax Obligation Rev., “A”, 5%, 2030	385,000	445,765
State of Hawaii, Highway Rev., “A”, 5%, 2030	305,000	349,808
State of Hawaii, Highway Rev., “A”, 5%, 2031	120,000	137,045
State of Hawaii, Highway Rev., “A”, 5%, 2032	80,000	90,977

		$8,774,087
Universities - Colleges - 23.3%
California Educational Facilities Authority Rev. (California Lutheran University), 5.75%, 2038	$350,000	$381,353
California Educational Facilities Authority Rev. (Chapman University), 5%, 2031	135,000	148,068
California Educational Facilities Authority Rev. (University of San Francisco), 6.125%, 2036	75,000	88,985
California Educational Facilities Authority Rev. (University of Southern California), “A”, 5.25%, 2038	535,000	613,618
California Municipal Finance Authority Rev. (Biola University), 5.8%, 2028	100,000	112,050
California Municipal Finance Authority Rev. (University of La Verne), “A”, 6.25%, 2040	70,000	80,672
California State University Rev., “A”, 5%, 2037	805,000	887,319
District of Columbia Rev. (Georgetown University), Convertible Capital Appreciation, BHAC, 0% to 2018, 5% to 2040	1,430,000	1,187,486
Douglas County, NE, Educational Facilities Rev. (Creighton University), “A”, 5.875%, 2040	645,000	723,477
Grand Valley, MI, State University Rev., 5.5%, 2027	115,000	127,801
Grand Valley, MI, State University Rev., 5.625%, 2029	55,000	61,078
Hempstead, NY, Local Development Corp. Rev. (Hofstra University Project), 5%, 2025	130,000	146,134
Hempstead, NY, Local Development Corp. Rev. (Hofstra University Project), 5%, 2026	95,000	105,650
Hempstead, NY, Local Development Corp. Rev. (Hofstra University Project), 5%, 2028	20,000	22,078
Illinois Finance Authority Rev. (Illinois Institute of Technology), “A”, 5%, 2031	335,000	334,193

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Universities - Colleges - continued
Illinois Finance Authority Rev. (Illinois Institute of Technology), “A”, 5%, 2036	$335,000	$329,600
Illinois Finance Authority Rev. (Roosevelt University Project), 6.25%, 2029	545,000	616,112
Illinois Finance Authority Rev. (Roosevelt University Project), 6.5%, 2039	125,000	141,179
Illinois Finance Authority Rev. (University of Chicago), “A”, 5%, 2051	145,000	156,448
Indiana University Rev., “A”, 5%, 2032	45,000	52,007
Indiana University Rev., “A”, 5%, 2037	130,000	147,069
Marietta, GA, Development Facilities Authority Rev. (Life University), 7%, 2030	100,000	107,598
Marietta, GA, Development Facilities Authority Rev. (Life University), 7%, 2039	100,000	107,142
Massachusetts Development Finance Agency Rev. (Simmons College), SYNCORA, 5.25%, 2026	125,000	140,183
Massachusetts Health & Educational Facilities Authority Rev. (Simmons College), “I”, 8%, 2029	225,000	257,524
Massachusetts Health & Educational Facilities Authority Rev. (Suffolk University), “A”, 6.25%, 2030	415,000	483,093
Massachusetts Health & Educational Facilities Authority Rev. (Suffolk University), “A”, 5.75%, 2039	370,000	417,330
Miami-Dade County, FL, Educational Facilities Authority Rev. (University of Miami), “A”, 5.75%, 2028	125,000	136,858
New Jersey Educational Facilities Authority Rev. (University of Medicine & Dentistry), “B”, 7.5%, 2032	460,000	568,436
New York Dormitory Authority Rev. (Columbia University), 5%, 2038 (u)	15,000,000	16,897,650
Oregon Health & Science University Rev., “E”, 5%, 2032	155,000	173,447
Pennsylvania Higher Educational Facilities Authority Rev. (La Salle University), “A”, 5.25%, 2027	45,000	48,839
San Leanna, TX, Educational Facilities Corp., Higher Education Rev. (St. Edwards University), 5.125%, 2036	115,000	119,040
Texas Tech University Rev., Refunding & Improvement, “A”, 5%, 2030	175,000	200,116
Texas Tech University Rev., Refunding & Improvement, “A”, 5%, 2031	75,000	85,414
Texas Tech University Rev., Refunding & Improvement, “A”, 5%, 2032	75,000	84,891
Texas Tech University Rev., Refunding & Improvement, “A”, 5%, 2037	135,000	151,354
Tulsa, OK, Industrial Authority Rev. (University of Tulsa), 6%, 2027	535,000	612,522
University of Southern Indiana Rev. (Student Fee), “J”, ASSD GTY, 5.75%, 2028	210,000	251,166

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Universities - Colleges - continued
University of Southern Mississippi Educational Building Corp. Rev. (Campus Facilities Project), 5.25%, 2032	$190,000	$214,727
University of Southern Mississippi Educational Building Corp. Rev. (Campus Facilities Project), 5.375%, 2036	65,000	73,170
Waco Education Finance Corp. Rev. (Baylor University), 5%, 2043	675,000	737,336
Washington Higher Education Facilities Authority Rev. (Whitworth University), 5.875%, 2034	225,000	250,472

		$28,580,685
Universities - Dormitories - 1.7%
Bowling Green, OH, Student Housing Rev. (State University Project), 6%, 2045	$285,000	$314,341
California Statewide Communities Development Authority Rev. (Lancer Educational Student Housing Project), 5.625%, 2033	500,000	534,580
California Statewide Communities Development Authority Rev. (Student Housing, SUCI East Campus), 6%, 2040	220,000	240,277
Illinois Finance Authority Student Housing Rev. (Northern Illinois University Project), 6.625%, 2031	390,000	462,747
Pennsylvania Higher Educational Facilities Authority Rev. (East Stroudsburg University), 5%, 2042	200,000	208,454
Pennsylvania Higher Educational Facilities Authority Rev. (Edinboro University Foundation), 5.8%, 2030	65,000	73,770
Pennsylvania Higher Educational Facilities Authority Rev. (Edinboro University Foundation), 6%, 2043	85,000	94,991
Pennsylvania Higher Educational Facilities Authority Rev. (Shippensburg University Student Services), 5%, 2030	95,000	104,264
Pennsylvania Higher Educational Facilities Authority Rev. (Shippensburg University Student Services), 5%, 2044	95,000	101,716

		$2,135,140
Universities - Secondary Schools - 1.3%
Clifton, TX, Higher Education Finance Corp. Rev. (Idea Public Schools), 5.5%, 2031	$225,000	$250,866
Clifton, TX, Higher Education Finance Corp. Rev. (Uplift Education), “A”, 6.125%, 2040	100,000	113,773
Clifton, TX, Higher Education Finance Corp. Rev. (Uplift Education), “A”, 6.25%, 2045	70,000	79,960
Colorado Educational & Cultural Facilities Authority Rev. (Academy of Charter Schools Project), 5.625%, 2040	230,000	244,175
Colorado Educational & Cultural Facilities Authority Rev. (Montessori Charter School Project), 4%, 2027	25,000	25,731
Colorado Educational & Cultural Facilities Authority Rev. (Montessori Charter School Project), 5%, 2037	40,000	42,338

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Universities - Secondary Schools - continued
La Vernia, TX, Higher Education Finance Corp. Rev. (KIPP, Inc.), “A”, 6.25%, 2039	$150,000	$171,626
La Vernia, TX, Higher Education Finance Corp. Rev. (Lifeschool of Dallas), “A”, 7.5%, 2041	385,000	451,362
North Texas Education Finance Corp., Education Rev. (Uplift Education), “A”, 4.875%, 2032	60,000	64,494
North Texas Education Finance Corp., Education Rev. (Uplift Education), “A”, 5.125%, 2042	150,000	162,636

		$1,606,961
Utilities - Cogeneration - 0.4%
Pennsylvania Economic Development Financing Authority Rev., Resource Recovery Rev. (Colver), “G”, 5.125%, 2015	$175,000	$179,744
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Central Facilities (Cogeneration Facilities - AES Puerto Rico Project), 6.625%, 2026	320,000	319,997

		$499,741
Utilities - Investor Owned - 6.3%
Brazos River Authority, TX, Pollution Control Rev. (TXU Electric Co. LLC), “C”, 6.75%, 2038	$270,000	$18,225
Chula Vista, CA, Industrial Development Rev. (San Diego Gas & Electric Co.), “E”, 5.875%, 2034	195,000	230,086
Farmington, NM, Pollution Control Rev. (Public Service New Mexico), “D”, 5.9%, 2040	400,000	446,456
Hawaii Department of Budget & Finance Special Purpose Rev. (Hawaiian Electric Co. & Subsidiary), 6.5%, 2039	410,000	476,748
Massachusetts Development Finance Agency, Solid Waste Disposal Rev. (Dominion Energy Brayton), 5.75%, 2042 (b)	70,000	84,900
Matagorda County, TX, Navigation District 1 (Houston Lighting), AMBAC, 5.125%, 2028	2,000,000	2,381,780
Mississippi Business Finance Corp., Pollution Control Rev. (Systems Energy Resources Project), 5.875%, 2022	1,000,000	1,002,240
New Hampshire Business Finance Authority, Pollution Control Rev. (Public Service of New Hampshire), “B”, NATL, 4.75%, 2021	250,000	255,640
Pennsylvania Economic Development Financing Authority (Allegheny Energy Supply Co. LLC), 7%, 2039	495,000	588,055
Petersburg, IN, Pollution Control Rev. (Indianapolis Power & Light), NATL, 5.4%, 2017	1,500,000	1,718,490
Pima County, AZ, Industrial Development Authority Rev. (Tucson Electric Power Co.), 5.75%, 2029	485,000	508,503

		$7,711,123

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Utilities - Municipal Owned - 3.1%
Georgia Municipal Electric Authority Power Rev., “GG”, 5%, 2026	$225,000	$265,687
Guam Power Authority Rev., “A”, AGM, 5%, 2025	85,000	98,059
Guam Power Authority Rev., “A”, AGM, 5%, 2026	70,000	80,388
Guam Power Authority Rev., “A”, AGM, 5%, 2027	30,000	34,063
Guam Power Authority Rev., “A”, 5%, 2034	85,000	91,831
Los Angeles, CA, Department of Water & Power Rev. (Power System), “B”, 5%, 2038	285,000	316,339
Metropolitan Government of Nashville & Davidson County, TN, Electrical Rev., “A”, 5%, 2036	1,000,000	1,143,460
New York Power Authority Rev., “ A”, 5%, 2038	1,000,000	1,121,250
Sacramento, CA, Municipal Utility District, “X”, 5%, 2028	335,000	382,557
Salt River, AZ, Project Agricultural Improvement & Power District Electric, “A”, 5%, 2032	190,000	214,455

		$3,748,089
Utilities - Other - 4.1%
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “A”, 5.5%, 2026	$120,000	$145,592
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “A”, 5.5%, 2028	250,000	307,093
Indiana Bond Bank Special Program, Gas Rev., “A”, 5.25%, 2018	190,000	220,505
Public Authority for Colorado Energy Natural Gas Purchase Rev., 6.5%, 2038	425,000	567,167
Salt Verde Financial Corp., AZ, Senior Gas Rev., 5%, 2032	795,000	885,829
Salt Verde Financial Corp., AZ, Senior Gas Rev., 5%, 2037	790,000	863,122
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2017	180,000	203,422
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2022	205,000	239,983
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2023	300,000	352,458
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2026	610,000	708,228
Tennessee Energy Acquisition Corp., Gas Rev., “C”, 5%, 2025	185,000	208,155
Texas Gas Acquisition & Supply Corp III., Gas Supply Rev., 5%, 2031	135,000	143,516
Texas Gas Acquisition & Supply Corp III., Gas Supply Rev., 5%, 2032	215,000	227,696

		$5,072,766
Water & Sewer Utility Revenue - 11.2%
Atlanta, GA, Water & Wastewater Rev., “A”, 6%, 2022	$290,000	$357,643
California Department of Water Resources, Center Valley Project Rev., “AJ”, 5%, 2035	1,000,000	1,143,260
Cary, NC, Combined Enterprise Systems Rev., 4%, 2037	1,000,000	1,062,500
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 5.75%, 2037	535,000	545,577
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 6%, 2038	505,000	517,362

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Water & Sewer Utility Revenue - continued
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 6%, 2044	$20,000	$20,392
DeKalb County, GA, Water & Sewer Rev., “A”, 5.25%, 2028	125,000	144,973
DeKalb County, GA, Water & Sewer Rev., “A”, 5.25%, 2029	120,000	138,412
DeKalb County, GA, Water & Sewer Rev., “A”, 5.25%, 2030	75,000	86,211
DeKalb County, GA, Water & Sewer Rev., “A”, 5.25%, 2031	15,000	17,207
DeKalb County, GA, Water & Sewer Rev., “A”, 5.25%, 2041	340,000	379,756
East Bay, CA, Municipal Utility District, Water System Rev., “A”, 5%, 2028	1,500,000	1,762,215
Fulton County, GA, Water & Sewer Rev., 5%, 2026	320,000	369,382
Fulton County, GA, Water & Sewer Rev., 5%, 2027	215,000	246,437
Houston, TX, Utility System Rev., “D”, 5%, 2036	355,000	395,005
Indiana Finance Authority Rev. (State Revolving Fund Program), “A”, 5%, 2029	1,000,000	1,167,190
Massachusetts Water Resources Authority, “B”, AGM, 5.25%, 2029	600,000	751,596
New York Environmental Facilities Corp., Municipal Water Finance Authority Project, 5%, 2025	200,000	236,960
New York Environmental Facilities, “C”, 5%, 2041	255,000	283,754
New York, NY, Municipal Water Finance Authority, Water & Sewer System Rev., “AA”, 5%, 2034	1,610,000	1,812,506
North Texas Municipal Water District, Water System Rev., Refunding and Improvement, 4%, 2031	1,000,000	1,056,620
Omaha, NE, Sanitation Sewer Rev., 4%, 2030	100,000	106,140
Philadelphia, PA, Water & Wastewater Rev., “A”, 5%, 2036	1,000,000	1,098,300
Virginia Resources Authority, Water & Sewer System Rev. (Goochland County - Tuckahoe Creek Service District Project), Capital Appreciation, 0%, 2029	100,000	53,065

		$13,752,463
Total Municipal Bonds (Identified Cost, $161,253,900)		$174,781,110

Loans - 0.0%
Medical & Health Technology & Services - 0.0%
Advanced Living Technologies, Inc., DIP, 8%, 2013 (Identified Cost, $55,000)	$55,000	$55,000

Floating Rate Demand Notes - 0.1%
Lincoln County, WY, Pollution Control Rev. (Exxon Mobil Corp.), “B”, 0.06%, due 6/03/13, at Identified Cost	$100,000	$100,000

Portfolio of Investments (unaudited) – continued

Money Market Funds - 0.6%
Issuer	Shares/Par	Value ($)
MFS Institutional Money Market Portfolio, 0.12%, at Cost and Net Asset Value (v)	694,581	$694,581
Total Investments (Identified Cost, $162,103,481)		$175,630,691

Other Assets, Less Liabilities - (3.5)%		$(4,284,696)
ARPS, at liquidation value (issued by the fund) - (0.7)%		(825,000)
VMTPS, at liquidation value (issued by the fund) - (39.1)%		(47,925,000)
Net assets applicable to common shares - 100.0%		$122,595,995

(a)	Non-income producing security.
(b)	Mandatory tender date is earlier than stated maturity date.
(c)	Refunded bond.
(d)	In default. Interest and/or scheduled principal payment(s) have been missed.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $1,192,676 representing 1.0% of net assets applicable to common shares.
(q)	Interest received was less than stated coupon rate.
(u)	Underlying security deposited into special purpose trust (“the trust”) by investment banker upon creation of self-deposited inverse floaters.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
MuniMae TE Bond Subsidiary LLC, 5.5%, 2049	11/02/05	$1,000,000	$870,100
Resolution Trust Corp., Pass-Through Certificates, “1993”, 8.5%, 2016	8/27/93	229,107	226,324
Total Restricted Securities			$1,096,424
% of Net assets applicable to common shares			0.9%

The following abbreviations are used in this report and are defined:

ARPS	Auction Rate Preferred Shares
COP	Certificate of Participation
DIP	Debtor-in-Possession
LOC	Letter of Credit
VMTPS	Variable Rate Municipal Term Preferred Shares

Portfolio of Investments (unaudited) – continued

Insurers
AGM	Assured Guaranty Municipal
AMBAC	AMBAC Indemnity Corp.
ASSD GTY	Assured Guaranty Insurance Co.
BHAC	Berkshire Hathaway Assurance Corp.
CALHF	California Housing Finance Agency
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corp.
GNMA	Government National Mortgage Assn.
NATL	National Public Finance Guarantee Corp.
PSF	Permanent School Fund
SYNCORA	Syncora Guarantee Inc.

Derivative Contracts at 5/31/13

Futures Contracts Outstanding at 5/31/13

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr (Short)	USD	90	$11,629,688	September - 2013	$17,263
U.S. Treasury Bond 30 yr (Short)	USD	31	4,340,969	September - 2013	20,568

					$37,831

At May 31, 2013, the fund had liquid securities with an aggregate value of $228,023 to cover any commitments for certain derivative contracts.

See Notes to Financial Statements

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 5/31/13 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments-
Non-affiliated issuers, at value (identified cost, $161,408,900)	$174,936,110
Underlying affiliated funds, at cost and value	694,581
Total investments, at value (identified cost, $162,103,481)	$175,630,691
Receivables for
Daily variation margin on open futures contracts	38,438
Investments sold	612,395
Interest	2,696,006
Deferred VMTPS offering costs	97,939
Other assets	16,772
Total assets	$179,092,241
Liabilities
Payables for
Distributions on common shares	$29,024
Distributions on ARPS	22
Interest expense and fees	76,913
Payable to the holders of the floating rate certificates from trust assets	7,541,250
Payable to affiliates
Investment adviser	6,099
Transfer agent and dividend disbursing costs	3,082
Payable for independent Trustees’ compensation	2,436
Accrued expenses and other liabilities	87,420
VMTPS, at liquidation value	47,925,000
Total liabilities	$55,671,246
ARPS, at liquidation value	$825,000
Net assets applicable to common shares	$122,595,995
Net assets consist of
Paid-in capital – common shares	$128,689,504
Unrealized appreciation (depreciation) on investments	13,565,041
Accumulated net realized gain (loss) on investments	(20,001,380)
Undistributed net investment income	342,830
Net assets applicable to common shares	$122,595,995
ARPS, at liquidation value (33 shares of Series M issued and outstanding at $25,000 per share)	$825,000
VMTPS, at liquidation value (1,917 shares of Series 2016/9 issued and outstanding at $25,000 per share)	47,925,000
Total preferred shares	$48,750,000
Net assets including preferred shares	$171,345,995
Common shares of beneficial interest issued and outstanding	11,586,957
Net asset value per common share (net assets of $122,595,995 / 11,586,957 shares of beneficial interest outstanding)	$10.58

See Notes to Financial Statements

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 5/31/13 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income
Income
Interest	$4,339,374
Dividends from underlying affiliated funds	1,187
Total investment income	$4,340,561
Expenses
Management fee	$561,710
Transfer agent and dividend disbursing costs	10,489
Administrative services fee	16,378
Independent Trustees’ compensation	9,065
Stock exchange fee	11,872
ARPS service fee	618
Custodian fee	9,388
Shareholder communications	14,940
Audit and tax fees	40,083
Legal fees	1,199
Amortization of VMTPS offering costs	14,414
Interest expense and fees	353,403
Miscellaneous	42,443
Total expenses	$1,086,002
Fees paid indirectly	(4)
Reduction of expenses by investment adviser	(17,481)
Net expenses	$1,068,517
Net investment income	$3,272,044
Realized and unrealized gain (loss) on investments
Realized gain (loss) (identified cost basis)
Investments	$559,546
Futures contracts	369,848
Net realized gain (loss) on investments	$929,394
Change in unrealized appreciation (depreciation)
Investments	$(5,447,826)
Futures contracts	68,911
Net unrealized gain (loss) on investments	$(5,378,915)
Net realized and unrealized gain (loss) on investments	$(4,449,521)
Distributions declared to shareholders of ARPS	$(909)
Change in net assets from operations	$(1,178,386)

See Notes to Financial Statements

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 5/31/13 (unaudited)	Year ended 11/30/12
From operations
Net investment income	$3,272,044	$7,055,107
Net realized gain (loss) on investments	929,394	220,195
Net unrealized gain (loss) on investments	(5,378,915)	14,763,393
Distributions declared to shareholders of ARPS	(909)	(94,795)
Change in net assets from operations	$(1,178,386)	$21,943,900
Distributions declared to common shareholders
From net investment income	$(3,198,201)	$(7,273,429)
Share transactions applicable to common and preferred shares
Net asset value of shares issued to common shareholders in reinvestment of distributions	$—	$461,258
Net increase resulting from the tender and repurchase of ARPS	—	2,396,250
Change in net assets from fund share transactions	$—	$2,857,508
Total change in net assets	$(4,376,587)	$17,527,979
Net assets applicable to common shares
At beginning of period	126,972,582	109,444,603
At end of period (including undistributed net investment income of $342,830 and $269,896, respectively)	$122,595,995	$126,972,582

See Notes to Financial Statements

Financial Statements

STATEMENT OF CASH FLOWS

Six months ended 5/31/13 (unaudited)

This statement provides a summary of cash flows from investment activity for the fund.

Cash flows from operating activities:
Change in net assets from operations	$(1,178,386)
Adjustments to reconcile change in net assets from operations to net cash provided by operating activities:
Purchase of investment securities	(16,513,272)
Proceeds from disposition of investment securities	13,914,245
Proceeds from futures contracts	369,848
Proceeds from disposition of short-term investments, net	2,284,610
Realized gain/loss on investments	(559,546)
Realized gain/loss on futures contracts	(369,848)
Unrealized appreciation/depreciation on investments	5,447,826
Net amortization/accretion of income	(85,159)
Increase in interest receivable	(46,659)
Decrease in accrued expenses and other liabilities	(7,640)
Increase in receivable for daily variation margin on open futures contracts	(38,438)
Decrease in payable for daily variation margin on open futures contracts	(14,688)
Increase in other assets	(12,941)
Net cash provided by operating activities	$3,189,952
Cash flows from financing activities:
Decrease in deferred VMTPS offering costs	7,040
Cash distributions paid on common shares	(3,169,188)
Decrease in payable for distributions on ARPS	(3)
Decrease in payable for VMTPS offering costs	(10,060)
Decrease in payable for ARPS tender and repurchase costs	(16,306)
Decrease in payable for interest expense and fees	(1,435)
Net cash used by financing activities	$(3,189,952)
Cash:
Beginning of period	$—
End of period	$—

Supplemental disclosure of cash flow information:

Cash paid during the six months ended May 31, 2013 for interest was $354,838.

See Notes to Financial Statements

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 5/31/13 (unaudited)		Years ended 11/30
Common Shares			2012	2011	2010	2009	2008

Net asset value, beginning of period	$10.96		$9.48	$9.40	$9.35	$7.91	$10.56
Income (loss) from investment operations
Net investment income (d)	$0.28		$0.61	$0.67	$0.68	$0.69	$0.67
Net realized and unrealized gain (loss) on investments	(0.38)		1.30	0.07	0.04	1.38	(2.59)
Distributions declared to shareholders of ARPS	(0.00	)(w)	(0.01)	(0.01)	(0.02)	(0.03)	(0.18)
Total from investment operations	$(0.10)		$1.90	$0.73	$0.70	$2.04	$(2.10)
Less distributions declared to common shareholders
From net investment income	$(0.28)		$(0.63)	$(0.65)	$(0.65)	$(0.60)	$(0.55)
Net increase resulting from tender and repurchase of ARPS	$—		$0.21	$—	$—	$—	$—
Net asset value, end of period (x)	$10.58		$10.96	$9.48	$9.40	$9.35	$7.91
Market value, end of period	$9.47		$11.03	$9.43	$9.21	$9.08	$6.35
Total return at market value (%) (p)	(11.80	)(n)	24.28	9.99	8.54	53.99	(29.32)
Total return at net asset value (%) (j)(r)(s)(x)	(0.83	)(n)	22.84 (y)	8.34	7.58	27.29	(20.30)
Ratios (%) (to average net assets applicable to common shares) and Supplemental data:
Expenses before expense reductions (f)(p)	1.75	(a)	1.46	1.33	1.32	1.44	1.56
Expenses after expense reductions (f)(p)	1.72	(a)	1.43	1.30	1.29	1.40	1.47
Net investment income (p)	5.27	(a)	5.94	7.21	7.05	7.94	6.82
Portfolio turnover	7	(n)	14	29	7	14	34
Net assets at end of period (000 omitted)	$122,596		$126,973	$109,445	$108,455	$107,666	$90,991

Financial Highlights – continued

	Six months ended 5/31/13 (unaudited)		Years ended 11/30
			2012	2011	2010	2009	2008

Supplemental Ratios (%):
Ratio of expenses to average net assets applicable to common shares after expense reductions and excluding interest expense and fees (f)(l)(p)	1.15	(a)	1.16	1.25	1.24	1.33	1.34
Ratio of expenses to average net assets applicable to common shares, ARPS, and VMTPS after expense reductions and excluding interest expense and fees (f)(l)(p)	0.83	(a)	0.82	0.86	0.86	0.89	0.89
Net investment income available to common shares	5.27	(a)	5.86	7.06	6.87	7.59	5.01
Senior Securities:
ARPS	33		33	1,950	1,950	1,950	1,950
VMTPS	1,917		1,917	—	—	—	—
Total preferred shares outstanding	1,950		1,950	1,950	1,950	1,950	1,950
Asset coverage per preferred share (k)	$87,870		$90,114	$81,125	$80,618	$80,213	$71,662
Involuntary liquidation preference per preferred share (m)	$25,000		$25,000	$25,000	$25,000	$25,000	$25,000
Average market value per preferred share (m)(u)	$25,000		$25,000	$25,000	$25,000	$25,000	$25,000

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(j)	Total return at net asset value is calculated using the net asset value of the fund, not the publicly traded price and therefore may be different than the total return at market value.
(k)	Calculated by subtracting the fund’s total liabilities (not including liquidation preference of ARPS and VMTPS) from the fund’s total assets and dividing this number by the total number of preferred shares outstanding.
(l)	Interest expense and fees relate to payments made to the holders of the floating rate certificates from trust assets and interest expense paid to shareholders of VMTPS. For the year ended November 30, 2012, the expense ratio also excludes fees and expenses related to the tender and repurchase of a portion of the fund’s ARPS.
(m)	Amount excludes accrued unpaid distributions on ARPS and accrued interest on VMTPS.
(n)	Not annualized.
(p)	Ratio excludes dividend payment on ARPS.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(u)	Average market value represents the approximate fair value of each of the fund’s ARPS and VMTPS.
(w)	Per share amount was less than $0.01.
(x)	The net asset values per share and total returns at net asset value per share have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
(y)	Included in the total return at net asset value for the year ended November 30, 2012 is the impact of the tender and repurchase by the fund of a portion of its ARPS at 95% of the ARPS’ per share liquidation preference. Had this transaction not occurred, the total return at net asset value for the year ended November 30, 2012 would have been lower by 1.87%.

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS Investment Grade Municipal Trust (the fund) is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a closed-end management investment company.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests primarily in municipal instruments. The value of municipal instruments can be affected by changes in their actual or perceived credit quality. The credit quality of municipal instruments can be affected by, among other things, the financial condition of the issuer or guarantor, the issuer’s future borrowing plans and sources of revenue, the economic feasibility of the revenue bond project or general borrowing purpose, political or economic developments in the region where the instrument is issued and the liquidity of the security. Municipal instruments generally trade in the over-the-counter market. Municipal instruments backed by current and anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the taxation supporting the projects or assets or the inability to collect revenues for the project or from the assets. If the Internal Revenue Service determines an issuer of a municipal instrument has not complied with the applicable tax requirements, interest from the security could become taxable, the security could decline in value, and the fund may be required to issue Forms 1099-DIV.

In January 2013, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update 2013-01 (“ASU 2013-01”) entitled Balance Sheet (Topic 210) – Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities which is intended to clarify the scope of Accounting Standards Update 2011-11 (“ASU 2011-11”), Balance Sheet (Topic 210) – Disclosures about Offsetting Assets and Liabilities. Consistent with the effective date for ASU 2011-11, ASU 2013-01 is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. ASU 2013-01 limits the scope of ASU 2011-11’s disclosure requirements on offsetting to financial assets and financial liabilities related to derivatives, repurchase and reverse repurchase agreements, and securities lending and securities borrowing transactions. Although still evaluating the potential impact of these two ASUs to the fund, management expects that the impact of the fund’s adoption will be limited to additional financial statement disclosures.

In June 2013, FASB issued Accounting Standards Update 2013-08 Financial Services – Investment Companies (Topic 946) – Amendments to the Scope, Measurement, and Disclosure Requirements (“ASU 2013-08”) which is effective for

Notes to Financial Statements (unaudited) – continued

interim and annual reporting periods in fiscal years that begin after December 15, 2013. ASU 2013-08 sets forth a methodology for determining whether an entity should be characterized as an investment company and prescribes fair value accounting for an investment company’s non-controlling ownership interest in another investment company. FASB has determined that a fund registered under the Investment Company Act of 1940 automatically meets ASU 2013-08’s criteria for an investment company. Although still evaluating the potential impacts of ASU 2013-08 to the fund, management expects that the impact of the fund’s adoption will be limited to additional financial statement disclosures.

Investment Valuations – Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine

Notes to Financial Statements (unaudited) – continued

value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures contracts. The following is a summary of the levels used as of May 31, 2013 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$174,781,110	$—	$174,781,110
Loans	—	55,000	—	55,000
Short Term Securities	—	100,000	—	100,000
Mutual Funds	694,581	—	—	694,581
Total Investments	$694,581	$174,936,110	$—	$175,630,691

Other Financial Instruments
Futures Contracts	$37,831	$—	$—	$37,831

For further information regarding security characteristics, see the Portfolio of Investments.

Derivatives – The fund uses derivatives for different purposes, primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

The derivative instruments used by the fund were futures contracts. The fund’s period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.

Notes to Financial Statements (unaudited) – continued

The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at May 31, 2013 as reported in the Statement of Assets and Liabilities:

		Fair Value (a)
Risk	Derivative Contracts	Asset Derivatives
Interest Rate	Interest Rate Futures	$37,831

(a)	The value of futures contracts outstanding includes cumulative appreciation (depreciation) as reported in the fund’s Portfolio of Investments. Only the current day variation margin for futures contracts is separately reported within the fund’s Statement of Assets and Liabilities.

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended May 31, 2013 as reported in the Statement of Operations:

Risk	Futures Contracts
Interest Rate	$369,848

The following table presents, by major type of derivative contract, the change in unrealized appreciation (depreciation) on derivatives held by the fund for the six months ended May 31, 2013 as reported in the Statement of Operations:

Risk	Futures Contracts
Interest Rate	$68,911

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain over-the-counter derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. The ISDA Master Agreement gives the fund the right, upon an event of default by the applicable counterparty or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any. However, absent an event of default by the counterparty or a termination of the agreement, the ISDA Master Agreement does not result in an offset of reported amounts of assets and liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearing house for exchange traded derivatives (i.e., futures contracts and exchange-traded options) while collateral terms are contract specific for over-the-counter traded derivatives (i.e., forward foreign currency exchange contracts, swap agreements and over-the-counter options). For derivatives traded

Notes to Financial Statements (unaudited) – continued

under an ISDA Master Agreement, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. Cash collateral that has been segregated to cover obligations of the fund under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as restricted cash. Securities collateral pledged for the same purpose, if any, is noted in the Portfolio of Investments.

Futures Contracts – The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a certain percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.

The fund bears the risk of interest rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.

Inverse Floaters – The fund invests in municipal inverse floating rate securities which are structured by the issuer (known as primary market inverse floating rate securities) or by an investment banker utilizing municipal bonds which have already been issued (known as secondary market inverse floating rate securities) to have variable rates of interest which typically move in the opposite direction of short term interest rates. A secondary market inverse floating rate security is created when an investment banker transfers a fixed rate municipal bond to a special purpose trust, and causes the trust to (a) issue floating rate certificates to third parties, in an amount equal to a fraction of the par amount of the deposited bonds (these certificates usually pay tax-exempt interest at short-term interest rates that typically reset weekly; and the certificate holders typically, on seven days notice, have the option to tender their certificates to the investment banker or another party for redemption at par plus accrued interest), and (b) issue inverse floating rate certificates (sometimes referred to as “inverse floaters”). If the holders of the inverse floaters transfer the municipal bonds to an investment banker for the purpose of depositing the municipal bonds into the special purpose trust, the inverse floating rate certificates that are issued by the trust are referred to as “self-deposited inverse floaters.” If the bonds held by the trust are purchased by the investment banker for deposit into the trust from someone other than the purchasers of the inverse floaters, the inverse floating rate certificates that are issued by the trust are referred to as “externally deposited inverse floaters.” Such self-deposited inverse floaters held by the fund are accounted for as secured

Notes to Financial Statements (unaudited) – continued

borrowings, with the municipal bonds reflected in the investments of the fund and amounts owed to the holders of the floating rate certificates under the provisions of the trust, which amounts are paid solely from the assets of the trust, reflected as liabilities of the fund in the Statement of Assets and Liabilities under the caption, “Payable to the holders of the floating rate certificates from trust assets”. The carrying value of the fund’s payable to the holders of the floating rate certificates from trust assets as reported in the fund’s Statement of Assets and Liabilities approximates its fair value. The value of the payable to the holders of the floating rate certificates from trust assets as of the reporting date is considered level 2 under the fair value hierarchy disclosure. At May 31, 2013, the fund’s payable to the holders of the floating rate certificates from trust assets was $7,541,250 and the interest rate on the floating rate certificates issued by the trust was 0.12%. For the six months ended May 31, 2013, the average payable to the holders of the floating rate certificates from trust assets was $7,522,725 at a weighted average interest rate of 0.14%. Interest expense and fees relate to interest payments made to the holders of certain floating rate certificates and associated fees, both of which are made from trust assets. Interest expense and fees are recorded as incurred. For the six months ended May 31, 2013, interest expense and fees in connection with self-deposited inverse floaters were $23,140. Primary and externally deposited inverse floaters held by the fund are not accounted for as secured borrowings.

Statement of Cash Flows – Information on financial transactions which have been settled through the receipt or disbursement of cash is presented in the Statement of Cash Flows. The cash amount shown in the Statement of Cash Flows is the amount included within the fund’s Statement of Assets and Liabilities and includes cash on hand at its custodian bank and does not include any short term investments.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Interest payments received in additional securities are recorded on the ex-interest date in an amount equal to the value of the security on such date. Debt obligations may be placed on non-accrual status or set to accrue at a rate of interest less than the contractual coupon when the collection of all or a portion of interest has become doubtful. Interest income for those debt obligations may be further reduced by the write-off of the related interest receivables when deemed uncollectible.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized

Notes to Financial Statements (unaudited) – continued

gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Legal fees and other related expenses incurred to preserve and protect the value of a security owned are added to the cost of the security; other legal fees are expensed. Capital infusions made directly to the security issuer, which are generally non-recurring, incurred to protect or enhance the value of high-yield debt securities, are reported as additions to the cost basis of the security. Costs that are incurred to negotiate the terms or conditions of capital infusions or that are expected to result in a plan of reorganization are reported as realized losses. Ongoing costs incurred to protect or enhance an investment, or costs incurred to pursue other claims or legal actions, are expensed.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended May 31, 2013, is shown as a reduction of total expenses in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable and tax-exempt income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to amortization and accretion of debt securities, defaulted bonds, secured borrowings, non-deductible expenses, and the treatment of VMTPS as equity for tax purposes.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

11/30/12
Ordinary income (including any short-term capital gains)	$95,968
Tax-exempt income	7,422,626
Total distributions	$7,518,594

Notes to Financial Statements (unaudited) – continued

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 5/31/13
Cost of investments	$153,771,002
Gross appreciation	16,200,450
Gross depreciation	(1,882,011)
Net unrealized appreciation (depreciation)	$14,318,439

As of 11/30/12
Undistributed ordinary income	12,746
Undistributed tax-exempt income	548,463
Capital loss carryforwards	(21,566,605)
Post-October capital loss deferral	(65,531)
Other temporary differences	(291,313)
Net unrealized appreciation (depreciation)	19,645,318

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized for fund fiscal years beginning after November 30, 2011 may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses (“post-enactment losses”). Previously, net capital losses were carried forward for eight years and treated as short-term losses (“pre-enactment losses”). As a transition rule, the Act requires that all post-enactment net capital losses be used before pre-enactment net capital losses.

As of November 30, 2012, the fund had capital loss carryforwards available to offset future realized gains. Such pre-enactment losses expire as follows:

11/30/2015	$(6,817,293)
11/30/2016	(6,501,801)
11/30/2017	(5,772,221)
11/30/2018	(2,208,465)
11/30/2019	(266,825)
Total	$(21,566,605)

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.65% of the fund’s average daily net assets (including the value of the auction rate preferred shares and variable rate municipal term preferred shares).

The investment adviser has agreed in writing to reduce its management fee to 0.63% of average daily net assets (including the value of the auction rate preferred shares and variable rate municipal term preferred shares). This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until November 30, 2014. For the six months ended May 31, 2013, this management fee reduction amounted to $17,283, which is shown as a reduction of

Notes to Financial Statements (unaudited) – continued

total expenses in the Statement of Operations. The management fee incurred for the six months ended May 31, 2013 was equivalent to an annual effective rate of 0.63% of the fund’s average daily net assets (including the value of the auction rate preferred shares and variable rate municipal term preferred shares).

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, exclusive of interest, taxes, extraordinary expenses, brokerage and transaction costs and investment-related expenses (including interest expenses and fees associated with investments in inverse floating rate instruments) other than auction rate preferred shares service fees, such that total fund operating expenses do not exceed 0.89% annually of the fund’s average daily net assets (including the value of auction rate preferred shares and variable rate municipal term preferred shares). This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until November 30, 2014. For the six months ended May 31, 2013, the fund’s actual operating expenses did not exceed the limit and therefore, the investment adviser did not pay any portion of the fund’s expenses related to this agreement.

Transfer Agent – The fund engages Computershare Trust Company, N.A. (“Computershare”) as the sole transfer agent for the fund’s common shares. MFS Service Center, Inc. (MFSC) monitors and supervises the activities of Computershare for an agreed upon fee approved by the Board of Trustees. For the six months ended May 31, 2013, these fees paid to MFSC amounted to $3,686.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets (including the value of the auction rate preferred shares and variable rate municipal term preferred shares). The administrative services fee incurred for the six months ended May 31, 2013 was equivalent to an annual effective rate of 0.0190% of the fund’s average daily net assets (including the value of the auction rate preferred shares and variable rate municipal term preferred shares).

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS and MFSC.

Deferred Trustee Compensation – Prior to MFS’ appointment as investment adviser to the fund, the fund’s former independent Trustees participated in a Deferred Compensation Plan (the “Former Colonial Trustees Plan” or “Plan”). The fund’s current independent Trustees are not allowed to defer compensation under the Former Colonial Trustees Plan. Amounts deferred under the Plan are invested in shares of certain non-MFS funds selected by the former independent Trustees as notional investments. Deferred amounts represent an unsecured obligation of the fund until distributed in accordance with the Plan. Included in “Other assets” and “Payable for

Notes to Financial Statements (unaudited) – continued

independent Trustees’ compensation” in the Statement of Assets and Liabilities is $1,998 of deferred Trustees’ compensation. There is no current year expense associated with the Former Colonial Trustees Plan.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the six months ended May 31, 2013, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $475 and are included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $198, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. Income earned on this investment is included in “Dividends from underlying affiliated funds” in the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4) Portfolio Securities

Purchases and sales of investments, other than short-term obligations, aggregated $13,057,954 and $12,649,210, respectively.

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. The fund reserves the right to repurchase shares of beneficial interest of the fund subject to Trustee approval. During the six months ended May 31, 2013 and the year ended November 30, 2012, the fund did not repurchase any shares. Other transactions in fund shares were as follows:

	Six months ended 5/31/13		Year ended 11/30/12
	Shares	Amount	Shares	Amount
Shares issued to shareholders in reinvestment of distributions	—	$—	44,683	$461,258

(6) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating

Notes to Financial Statements (unaudited) – continued

funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended May 31, 2013, the fund’s commitment fee and interest expense were $355 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

(7) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	2,279,191	13,309,090	(14,893,700)	694,581

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$1,187	$694,581

(8) Preferred Shares

The fund has 33 shares issued and outstanding of Auction Rate Preferred Shares (ARPS), series M. Dividends are cumulative at a rate that is reset every seven days for the series through an auction process. If the ARPS are unable to be remarketed on a remarketing date as part of the auction process, the fund would be required to pay the maximum applicable rate on ARPS to holders of such shares for successive dividend periods until such time when the shares are successfully remarketed. The maximum rate on ARPS rated aa3/AA- or better is equal to 110% of the higher of (i) the Taxable Equivalent of the Short-Term Municipal Bond Rate or (ii) the “AA” Composite Commercial Paper Rate.

Since February 2008, regularly scheduled auctions for ARPS issued by closed end funds, including this fund, have consistently failed because of insufficient demand (bids to buy shares) to meet the supply (shares offered for sale) at each auction. In a failed auction, ARPS holders cannot sell their shares tendered for sale. While repeated auction failures have affected the liquidity for ARPS, they do not constitute a default or automatically alter the credit quality of the ARPS, and ARPS holders have continued to receive dividends at the previously defined “maximum rate”. During the six months ended May 31, 2013, the ARPS dividend rates ranged from 0.13% to 0.38% for series M. For the six months ended May 31, 2013, the average dividend rate was 0.22% for series M. These developments with respect to ARPS do not affect the management or investment policies of the fund. However, one implication of these auction failures for common shareholders is that the fund’s cost of leverage will be higher than it otherwise would have been had the auctions continued to be successful. As a result, the fund’s future common share earnings may be lower than they otherwise would have been.

Notes to Financial Statements (unaudited) – continued

The fund pays an annual service fee to broker-dealers with customers who are beneficial owners of the ARPS. The service fee is equivalent to 0.25% of the applicable ARPS liquidation value while the ARPS auctions are successful or to 0.15% or less, varying by broker-dealer, while the auctions are failing. The outstanding ARPS are redeemable at the option of the fund in whole or in part at the liquidation preference of $25,000 per share, plus accumulated and unpaid dividends. The ARPS are also subject to mandatory redemption if certain requirements relating to its asset maintenance coverage are not satisfied.

On August 9, 2012, the fund announced a tender offer for all of its outstanding ARPS at a price equal to 95% of the ARPS’ per share liquidation preference of $25,000, or $23,750 per share, plus any unpaid dividends accrued through the expiration date of the tender offer. The tender offer expired on September 7, 2012, and the fund accepted for repurchase 1,917 ARPS, series M (approximately 98.3% of the fund’s then outstanding ARPS) with an aggregate liquidation preference of $47,925,000 for an aggregate price of $45,528,750. To finance the ARPS tender offer, the fund issued in a private placement 1,917 shares of a new type of preferred shares, Variable Rate Municipal Term Preferred Shares (VMTPS), each with a liquidation preference of $25,000 per share, for an aggregate price of $47,925,000. The outstanding VMTPS are redeemable at the option of the fund in whole or in part at the liquidation preference of $25,000 per share, plus accumulated and unpaid dividends, but generally solely for the purpose of decreasing the leverage of the fund. The VMTPS are subject to a mandatory term redemption date of September 30, 2016 unless extended through negotiation with the private investors. Dividends on the VMTPS are cumulative and are set weekly to a fixed spread against the Securities Industry and Financial Markets Association Municipal Swap Index. The average annualized dividend rate on the fund’s VMTPS for the six months ended May 31, 2013 was 1.38%. The total liquidation preference of the fund’s outstanding preferred shares, comprised of untendered ARPS and VMTPS, remained unchanged as a result of the ARPS tender and VMTPS issuance. The difference between the liquidation preference of the ARPS and the actual purchase price of the tendered ARPS (i.e. the 5% discount on the per share liquidation preference of the tendered ARPS), was recognized by the fund in the Statements of Changes in Net Assets as an increase in net assets applicable to common shares resulting from the tender and the repurchase of the ARPS by the fund.

In the fund’s Statement of Assets and Liabilities, the VMTPS aggregate liquidation preference is shown as a liability since they have a stated mandatory redemption date. Dividends paid to VMTPS are treated as interest expense and recorded as incurred. For the six months ended May 31, 2013, interest expense related to VMTPS amounted to $330,263 and is included in “Interest expense and fees” in the Statement of Operations. Costs directly related to the issuance of the VMTPS are considered debt issuance costs which have been deferred and are being amortized into expense over the life of the VMTPS. The period-end carrying value for the VMTPS in the fund’s Statement of Assets and Liabilities is its liquidation value which approximates its fair value. If the VMTPS were carried at fair value, its fair value would be considered level 2 under the fair value hierarchy disclosure.

Under the terms of a purchase agreement between the fund and the investor in VMTPS, there are investment-related requirements that are in various respects more

Notes to Financial Statements (unaudited) – continued

restrictive than those to which the fund is otherwise subject in accordance with its investment objectives and policies, and may limit the investment flexibility that might otherwise be pursued by the fund if the VMTPS were not outstanding.

The fund is required to maintain certain asset coverage with respect to the ARPS and VMTPS as defined in the fund’s By-Laws and the Investment Company Act of 1940 and, as such, is not permitted to declare common share dividends unless the fund’s ARPS and VMTPS have a minimum asset coverage ratio of 200% after declaration of the common share dividends. With respect to the payment of dividends and as to the distribution of assets of the fund, ARPS and VMTPS rank on parity with each other, and are both senior in priority to the fund’s outstanding common shares. To the extent that investments are purchased by the fund with proceeds from the issuance of preferred shares, including ARPS and VMTPS, the fund’s net asset value will increase or decrease at a greater rate than a comparable unleveraged fund.

As of May 31, 2013, the fund had issued and outstanding 33 ARPS, series M and 1,917 VMTPS, series 2016/9.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders of the MFS Investment Grade Municipal Trust:

We have reviewed the accompanying statement of assets and liabilities of the MFS Investment Grade Municipal Trust (the Fund), including the portfolio of investments, as of May 31, 2013, and the related statements of operations, changes in net assets, cash flows, and financial highlights for the six-month period ended May 31, 2013. These interim financial statements and financial highlights are the responsibility of the Fund’s management.

We conducted our review in accordance with the standards of the Public Company Accounting Oversight Board (United States). A review of interim financial information consists principally of applying analytical procedures and making inquiries of persons responsible for financial and accounting matters. It is substantially less in scope than an audit conducted in accordance with the standards of the Public Company Accounting Oversight Board (United States), the objective of which is the expression of an opinion regarding the financial statements taken as a whole. Accordingly, we do not express such an opinion.

Based on our review, we are not aware of any material modifications that should be made to the accompanying interim financial statements and financial highlights for them to be in conformity with U.S. generally accepted accounting principles.

We have previously audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States), the statement of changes in net assets for the year ended November 30, 2012, and the financial highlights for each of the five years in the period ended November 30, 2012, and in our report dated January 15, 2013, we expressed an unqualified opinion on such statement of changes in net assets and financial highlights.

Boston, Massachusetts

July 17, 2013

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS is available by clicking on the fund’s name under “Closed-End Funds” in the “Products” section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the twelve-month period ended June 30, 2012 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. A shareholder can obtain the quarterly portfolio holdings report at mfs.com. The fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the Fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Closed-End Funds” in the “Products” section of mfs.com.

CONTACT US

TRANSFER AGENT, REGISTRAR, AND

DIVIDEND DISBURSING AGENT

CALL

1-800-637-2304

9 a.m. to 5 p.m. Eastern time

WRITE

Computershare Trust Company, N.A.

P.O. Box 43078

Providence, RI 02940-3078

New York Stock Exchange Symbol: CXH

ITEM 2.	CODE OF ETHICS.

During the period covered by this report, the Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to an element of the Code’s definitions enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable for semi-annual reports.

ITEM 6.	SCHEDULE OF INVESTMENTS

A schedule of investments for each series of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable for semi-annual reports.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

There were no changes during this period.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

MFS Investment Grade Municipal Trust

Period	(a) Total number of Shares Purchased	(b) Average Price Paid per Share	(c) Total Number of Shares Purchased as Part of Publicly Announced Plans or Programs	(d) Maximum Number (or Approximate Dollar Value) of Shares that May Yet Be Purchased under the Plans or Programs
12/01/12-12/31/12	0	N/A	0	1,155,115
1/01/13-1/31/13	0	N/A	0	1,155,115
2/01/13-2/28/13	0	N/A	0	1,155,115
3/01/13-3/31/13	0	N/A	0	1,158,695
4/01/13-4/30/13	0	N/A	0	1,158,695
5/01/13-5/31/13	0	N/A	0	1,158,695

Total	0		0

Note: The Board of Trustees approves procedures to repurchase shares annually. The notification to shareholders of the program is part of the semi-annual and annual reports sent to shareholders. These annual programs begin on March 1st of each year. The programs conform to the conditions of Rule 10b-18 of the Securities Exchange Act of 1934 and limit the aggregate number of shares that may be purchased in each annual period (March 1 through the following February 28) to 10% of the Registrant’s outstanding shares as of the first day of the plan year (March 1). The aggregate number of shares available for purchase for the March 1, 2013 plan year is 1,158,695.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter covered by the report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)	File the exhibits listed below as part of this form. Letter or number the exhibits in the sequence indicated.

(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

(b)	If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

Notice

A copy of the Agreement and Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of the Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant MFS INVESTMENT GRADE MUNICIPAL TRUST

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President

Date: July 17, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President (Principal Executive Officer)

Date: July 17, 2013

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: July 17, 2013

*	Print name and title of each signing officer under his or her signature.